UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes(a):
0.15%, 2/13/13	$11,000	$10,999,450
0.16%, 3/06/13	6,000	5,999,120
0.16%, 4/01/13	40,000	39,989,512
0.16%, 4/02/13	10,000	9,997,333
0.16%, 5/01/13	16,566	16,559,242
0.16%, 5/22/13	20,000	19,990,222
0.12%, 7/17/13	40,000	39,977,682
Fannie Mae Variable Rate Notes(b):
0.22%, 5/17/13	10,000	9,999,113
0.18%, 11/08/13	10,000	9,997,675
Federal Farm Credit Bank Discount Notes(a):
0.22%, 7/05/13	5,000	4,995,294
0.17%, 12/02/13	23,000	22,966,982
Federal Farm Credit Bank Variable Rate Notes(b):
0.12%, 6/18/13	10,000	10,000,000
0.15%, 11/08/13	6,000	5,999,540
0.32%, 11/27/13	20,000	20,000,000
0.13%, 1/21/14	13,000	12,995,588
0.16%, 3/07/14	50,000	49,994,953
Federal Home Loan Bank Bonds:
0.17%, 2/01/13	10,000	10,000,000
0.18%, 2/01/13	25,000	25,000,000
0.17%, 2/06/13	10,000	9,999,975
0.17%, 2/06/13	11,300	11,300,003
0.16%, 2/08/13	15,000	14,999,832
0.13%, 2/14/13	10,000	9,999,753
0.18%, 2/15/13	19,000	18,999,760
0.17%, 2/25/13	14,000	13,999,590
0.19%, 2/27/13	11,150	11,149,965
0.19%, 2/27/13	17,000	16,999,474
0.20%, 3/01/13	14,000	13,999,754
0.15%, 3/18/13	25,000	24,999,347
0.22%, 5/17/13	8,000	7,999,466
0.16%, 5/23/13	11,000	10,999,629
0.25%, 7/02/13	14,850	14,848,810
0.12%, 7/11/13	50,000	49,997,632
0.23%, 8/28/13	5,000	4,999,915
0.50%, 8/28/13	5,000	5,008,338
Federal Home Loan Bank Discount Notes(a):
0.13%, 2/20/13	20,000	19,998,649
0.16%, 3/13/13	20,000	19,996,556
0.16%, 3/15/13	15,000	14,997,305
0.16%, 4/15/13	32,000	31,989,942
0.17%, 4/19/13	10,000	9,996,364
1.00%, 4/19/13	10,000	9,996,364
0.17%, 4/24/13	10,000	9,996,242
0.21%, 5/28/13	10,000	9,993,233
0.12%, 6/17/13	50,000	49,977,333
0.22%, 7/11/13	30,000	29,970,667
0.18%, 1/02/14	10,000	9,998,846
Federal Home Loan Bank Variable Rate Notes(b):
0.12%, 1/27/14	13,000	12,989,433
0.16%, 2/25/14	25,000	24,991,919
0.15%, 7/25/13	10,000	10,000,000
0.18%, 3/06/14	15,000	14,998,398
0.18%, 6/17/14	20,000	19,994,404
Freddie Mac Discount Notes(a):
0.15%, 2/11/13	5,700	5,699,763
0.15%, 2/19/13	9,400	9,399,295
0.16%, 2/19/13	25,000	24,998,000
0.16%, 2/25/13	30,000	29,996,800
0.15%, 2/27/13	25,000	24,997,292
0.15%, 2/28/13	20,000	19,997,750
0.15%, 4/17/13	25,000	24,992,187
0.17%, 4/22/13	12,700	12,695,343
0.15%, 6/10/13	25,000	24,986,563
0.14%, 6/24/13	20,000	19,988,957
Freddie Mac Variable Rate Notes(b):
0.16%, 3/21/13	15,000	14,999,204
0.38%, 9/03/13	30,000	29,996,451
0.15%, 9/13/13	50,000	49,981,400

Total US Government Sponsored Agency Obligations – 56.8%		1,158,377,609

US Treasury Obligations
US Treasury Bills(a):
0.14%, 2/07/13	30,000	29,999,300
0.14%, 3/14/13	23,000	22,996,333
0.15%, 5/09/13	20,000	19,992,051
0.12%, 6/27/13	17,000	16,991,554
0.20%, 8/22/13	12,000	11,986,870
US Treasury Notes:
0.50%, 11/15/13	20,000	20,047,811
0.25%, 1/31/14	40,000	40,025,934

Total US Treasury Obligations – 7.9%		162,039,853

Repurchase Agreements
Barclays Capital, Inc., 0.13%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $25,000,090, collateralized by a US Treasury Note, 0.25% due 8/15/15, par and fair values of $25,534,600 and $25,500,080, respectively)	25,000	25,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.13%, 2/01/13 (Purchased on 1/25/13 to be repurchased at $65,001,643, collateralized by a US Government Sponsored Agency Obligation, 1.00% due 2/22/27, par and fair values of $65,983,000 and $66,300,818, respectively)	$65,000	$65,000,000
Citigroup Global Markets, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $25,000,111, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.29% due 9/25/36 - 3/15/42, par and fair values of $265,406,912 and $26,750,000, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $10,000,036, collateralized by a US Treasury Obligation, 0.25% due 2/28/14, par and fair values of $10,185,000 and $10,203,298, respectively)	10,000	10,000,000
Deutsche Bank Securities, Inc., 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $54,000,255, collateralized by various US Government Sponsored Agency Obligations, 2.00% - 6.50% due 10/25/41 - 11/25/42, par and fair values of $56,884,405 and $57,780,002, respectively)	54,000	54,000,000
Deutsche Bank Securities, Inc., 0.17%, 2/07/13 (Purchased on 1/09/13 to be repurchased at $40,017,000, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 4.50% due 6/01/27 - 7/01/42, par and fair values of $44,072,078 and $41,248,263, respectively)(c)	40,000	40,000,000
Deutsche Bank Securities, Inc., 0.16%, 2/07/13 (Purchased on 1/18/13 to be repurchased at $50,019,333, collateralized by various US Government Sponsored Agency Obligations, 2.25% - 6.50% due 11/01/40 - 9/20/42, par and fair values of $69,149,983 and $51,410,652, respectively)(c)	50,000	50,000,000
Goldman Sachs & Co., 0.12%, 2/01/13 (Purchased on 01/25/13 to be repurchased at $35,000,817, collateralized by a US Government Sponsored Agency Obligation, 0.00% due 7/26/13, par and fair values of $35,714,000 and $35,700,072, respectively)	35,000	35,000,000
Goldman Sachs & Co., 0.15%, 2/01/13 (Purchased on 1/25/13 to be repurchased at $50,001,458, collateralized by various US Government Sponsored Agency Obligations, 2.50% - 5.50% due 11/15/27 - 1/15/43, par and fair values of $ 54,381,188 and $51,000,001, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.07%, 2/05/13 (Purchased on 01/29/13 to be repurchased at $75,001,021, collateralized various US Government Sponsored Agency Obligations, 2.50% - 5.50% due 12/15/27 - 1/20/43, par and fair values of $77,109,599 and $76,500,000, respectively)	75,000	75,000,000
HSBC Securities (USA), Inc., 0.13%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $13,000,047, collateralized by a US Treasury Obligation, 1.37% due 1/31/20, par and fair values of $13,245,000 and $13,261,556, respectively)	13,000	13,000,000
HSBC Securities (USA), Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $21,000,093, collateralized a US Treasury Obligation, 4.00% due 2/01/42, par and fair values of $26,780,000 and $21,631,549, respectively)	21,000	21,000,000
JPMorgan Securities, Inc., 0.13%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $20,000,072, collateralized by various US Treasury Obligations, 0.75% - 2.75% due 12/31/17, par and fair values of $19,819,700 and $20,403,875, respectively)	20,000	20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $10,000,044, collateralized by various US Government Sponsored Agency Obligations, 1.23% - 1.70% due 10/16/43 - 10/20/61, par and fair values of $171,610,995 and $11,100,000, respectively)	10,000	10,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co., Inc., 0.14%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $104,841,408, collateralized by a US Treasury Note, 0.37% due 6/15/15, par and fair values of $106,785,950 and $106,937,821, respectively)	$104,841	$104,841,000
Morgan Stanley & Co., Inc., 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $25,000,118, collateralized by various US Government Sponsored Agency Obligations, 2.32% - 6.20% due 1/01/30 - 1/01/42, par and fair values of $223,118,968 and $25,750,000, respectively)	25,000	25,000,000
Morgan Stanley & Co., Inc., 0.13%, 2/07/13 (Purchased on 1/31/13 to be repurchased at $65,001,643, collateralized by various US Government Sponsored Agency Obligations, 2.50% - 3.50% due 11/01/27 - 5/01/42, par and fair values of $66,275,554 and $66,950,000, respectively)	65,000	65,000,000
RBS Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $32,000,142, collateralized by a US Treasury Note, 1.37% due 12/31/18, par and fair values of $32,125,000 and $32,642,134, respectively)	32,000	32,000,000

Total Repurchase Agreements – 35.3%		719,841,000

Total Investments (Cost – $2,040,258,462*) – 100.0%		2,040,258,462
Liabilities in Excess of Other Assets – (0.0)%		(174,655)
Net Assets – 100.0%		$2,040,083,807

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	3

Schedule of Investments (concluded)	FFI Government Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,040,258,462	–	$2,040,258,462

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $2,994 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$2,288,246,720

Total Investments (Cost – $2,288,246,720) – 100.0%	2,288,246,720
Liabilities in Excess of Other Assets – (0.0)%	(318,852)

Net Assets – 100.0%	$2,287,927,868

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,288,246,720 and 36.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments January 31, 2013 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,848,404,613

Total Investments (Cost – $1,848,404,613) – 100.0%	1,848,404,613
Liabilities in Excess of Other Assets – (0.0)%	(212,125)

Net Assets – 100.0%	$1,848,192,488

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,848,404,613 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments January 31, 2013 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$8,543,485,050

Total Investments (Cost – $8,543,485,050) – 100.0%	8,543,485,050
Liabilities in Excess of Other Assets – (0.0)%	(888,279)

Net Assets – 100.0%	$8,542,596,771

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $8,543,485,050 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$3,945,984,722

Total Investments (Cost – $3,945,984,722) – 100.0%	3,945,984,722
Liabilities in Excess of Other Assets – (0.0)%	(481,014)

Net Assets – 100.0%	$3,945,503,708

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2013, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,945,984,722 and 63.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2013, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills(a):
0.01% – 0.14%, 2/07/13	$375,504	$375,499,295
0.02% – 0.15%, 2/14/13	343,450	343,438,650
0.06%, 2/21/13	310,000	309,990,528
0.09% – 0.14%, 3/14/13	248,000	247,973,157
0.14%, 3/21/13	61,060	61,049,009
0.06% – 0.14%, 3/28/13	209,790	209,761,164
0.07% – 0.14%, 4/04/13	250,000	249,960,173
0.08% – 0.15%, 4/11/13	183,000	182,970,340
0.08% – 0.15%, 4/18/13	226,000	225,960,258
0.08% – 0.15%, 4/25/13	167,000	166,962,477
0.08% – 0.16%, 5/02/13	109,000	108,973,244
0.15%, 5/30/13	25,000	24,988,118
0.14%, 6/06/13	30,000	29,985,417
0.11%, 6/13/13	40,000	39,984,453
0.13%, 6/27/13	35,000	34,981,547
0.13%, 7/05/13	50,000	49,972,195
US Treasury Note, 0.25%, 2/28/14	10,500	10,507,345

Total Investments (Cost – $2,672,957,370*) – 100.0%		2,672,957,370
Liabilities in Excess of Other Assets – (0.0)%		(210,471)
Net Assets – 100.0%		$2,672,746,899

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in the securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,672,957,370	–	$2,672,957,370

Total	–	$2,672,957,370	–	$2,672,957,370

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $3,186 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments January 31, 2013 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 4.4%
DnB Bank ASA, NY,
0.40%, 2/22/13	$80,000	$80,000,000
Mizuho Corporate Bank Ltd., Sydney,
0.26%, 3/11/13	50,000	49,986,284
National Australia Bank Ltd.,
0.26%, 2/11/13	50,000	50,000,000
National Australia Bank Ltd., London:
0.44%, 2/11/13	56,000	56,000,000
0.31%, 2/21/13	35,000	35,000,000

		270,986,284

Yankee(a) – 36.2%
Bank of Montreal, Chicago:
0.31%, 2/11/13	50,000	50,000,000
0.32%, 2/11/13	50,000	49,999,931
0.43%, 2/19/13(b)	40,500	40,500,000
0.36%, 4/12/13(b)	35,000	35,000,000
Bank of Nova Scotia, Houston(b):
0.31%, 2/01/13	39,000	39,000,000
0.30%, 2/11/13	60,500	60,500,000
0.34%, 2/19/13	41,000	40,997,807
0.36%, 4/02/13	25,000	25,000,000
0.27%, 4/10/13	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.39%, 4/16/13	30,000	30,000,000
0.34%, 4/22/13	25,000	25,000,000
BNP Paribas SA, NY,
0.32%, 3/11/13	71,000	71,000,000
Canadian Imperial Bank of Commerce, NY(b):
0.34%, 2/01/13	49,000	49,000,000
0.31%, 2/05/13	50,000	50,000,000
0.36%, 4/18/13	45,000	45,000,000
Credit Agricole Corp.,
0.21%, 2/04/13	125,000	125,001,041
Credit Industriel et Commercial, NY,
0.45%, 3/07/13	50,500	50,500,000
Deutsche Bank AG, NY:
0.19%, 2/13/13	50,000	50,000,000
0.30%, 5/28/13	50,000	50,000,000
DnB Bank ASA, NY,
0.28%, 7/19/13	23,000	23,000,000
Mitsubishi UFJ Trust and Banking Corp., NY,
0.46%, 2/28/13	20,000	20,000,000
National Australia Bank Ltd., NY,
0.48%, 2/04/13(b)	62,500	62,500,000
Natixis, NY,
0.18%, 2/01/13	278,000	278,000,000
Nordea Bank Finland Plc, NY,
0.28%, 7/17/13	18,985	18,984,567
Rabobank Nederland, NY:
0.42%, 4/29/13(b)	45,000	45,000,000
0.41%, 1/08/14	50,000	50,000,000
0.39%, 1/17/14	50,000	50,000,000
0.42%, 3/18/13(b)	59,000	59,000,000
Royal Bank of Canada, NY,
0.42%, 2/04/13(b)	66,000	66,000,000
Skandinaviska Enskilda Banken, NY:
0.16%, 2/01/13	225,000	225,000,000
0.31%, 3/28/13	20,000	20,000,000
Societe Generale, NY:
0.35%, 2/19/13	44,500	44,500,000
0.41%, 3/04/13	42,000	42,000,000
0.31%, 5/02/13	43,000	43,000,000
Sumitomo Mitsui Banking Corp., NY:
0.32%, 2/01/13	60,000	60,000,000
0.31%, 4/19/13	50,000	50,007,461
Svenska Handelsbanken,
0.31%, 6/05/13	45,000	45,001,547
Toronto - Dominion Bank, NY:
0.30%, 4/19/13(b)	35,000	35,000,000
0.30%, 7/23/13	45,000	45,000,000
Westpac Banking Corp., NY:
0.41%, 5/07/13	25,000	25,000,000
0.43%, 6/05/13	25,000	25,000,000
		2,258,492,354

Total Certificates of Deposit – 40.6%		2,529,478,638

Commercial Paper
Antalis US Funding Corp.(c):
0.48%, 2/01/13	26,000	26,000,000
0.35%, 5/03/13	18,600	18,583,544
Atlantis One Funding Corp.,
0.47%, 3/07/13(c)	75,000	74,966,708
Australia & New Zealand Banking Group Ltd.,
0.37%, 4/17/13	45,000	45,000,000
Banque et Caisse Epargne(c):
0.28%, 2/19/13	30,000	29,995,800
0.25%, 4/17/13	100,000	99,947,917
BNP Paribas Finance, Inc.(c):
0.33%, 5/06/13	27,000	26,976,735
0.31%, 5/08/13	30,000	29,975,200
BNZ International Funding Ltd.,
0.28%, 7/12/13(c)	65,000	64,918,606
Commonwealth Bank of Australia:
0.36%, 2/08/13	31,000	31,000,000
0.37%, 2/08/13(c)	28,000	27,997,810
CPPIB Capital, Inc.,
0.30%, 1/16/14(c)	65,000	64,810,958
Deutsche Bank Financial LLC,
0.19%, 2/19/13(c)	67,000	66,993,635
Erste Abwicklungsanstalt(c):
0.29%, 2/27/13	30,000	29,993,717
0.52%, 3/25/13	50,000	49,962,444
0.60%, 4/09/13	25,000	24,972,083
0.40%, 6/21/13	23,000	22,964,222
0.53%, 7/02/13	80,000	79,822,156
0.45%, 11/29/13	25,000	24,905,938

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)		Value
Gemini Securitization Corp. LLC,
0.50%, 4/16/13(c)		$25,000	$24,974,306
HSBC Bank Plc,
0.66%, 4/25/13(c)		25,000	24,962,189
Kells Funding LLC:
0.54%, 2/04/13(c)		75,000	74,996,625
0.31%, 2/28/13		23,000	23,000,000
0.28%, 4/03/13(c)		15,000	14,992,883
0.44%, 4/24/13(c)		35,000	34,964,922
0.30%, 7/16/13(c)		50,000	49,931,250
Kingdom of Sweden,
0.25%, 5/13/13(c)		29,000	28,979,677
Kreditanstalt fuer Wiederaufbau,
0.24%, 4/09/13(c)		100,000	99,955,334
Matchpoint Master Trust,
0.32%, 2/27/13(c)		25,000	24,994,222
Mizuho Funding LLC,
0.28%, 3/05/13(c)		65,000	64,983,822
Netherlands Government Bond,
0.26%, 2/15/13(c)		60,000	59,993,935
Nordea North America, Inc.(c):
0.28%, 7/15/13		18,985	18,960,784
0.28%, 7/16/13		18,985	18,960,636
NRW.Bank,
0.17%, 2/07/13(c)		125,000	124,996,458
Rabobank USA Financial Corp.,
0.38%, 3/25/13(c)		25,000	24,986,278
Societe Generale North America, Inc.,
0.40%, 3/05/13(c)		48,000	47,982,933
Starbird Funding Corp.,
0.36%, 3/05/13(c)		29,000	28,990,720
Sumitomo Mitsui Banking Corp.,
0.27%, 4/09/13(c)		109,750	109,695,872
Westpac Banking Corp.,
0.50%, 4/02/13(c)		43,500	43,463,750
Westpac Securities New Zealand Ltd.,
0.39%, 4/02/13		24,500	24,501,286

Total Commercial Paper – 29.0%			1,809,055,355

Corporate Bonds
Credit Suisse,
5.00%, 5/15/13		22,062	22,356,937
JPMorgan Chase Bank NA,
0.37%, 5/17/13(b)		120,450	120,450,000
NRW Bank,
1.38%, 8/26/13		32,568	32,766,075

Total Corporate Bonds – 2.8%			175,573,012

Municipal Bonds(d)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC),
0.10%, 2/07/13		11,750	11,750,000
Denver Public School Colorado, Refunding COP, VRDN, Series A-4 (AGM) (Bank of Canada LOC),
0.16%, 2/07/13		35,000	35,000,000
Gainesville & Hall County Development Authority, RB, VRDN, Lanier Village Estates, Inc. Project, Senior Living Facility, Series B (TD Bank NA LOC),
0.11%, 2/01/13		30,935	30,935,000
Illinois Finance Authority, RB, VRDN, University of Chicago (US Bank NA SBPA),
0.09%, 2/07/13		34,324	34,324,000
Texas State, JPMorgan Chase Putters/ Drivers Trust, RB, VRDN, Putters, Series 4263, For Texas State (JPMorgan Chase Bank NA SBPA),
0.12%, 2/01/13(e)(f)		20,000	20,000,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System - F3 (TD Bank NA LOC),
0.08%, 2/07/13		49,995	49,995,000
New York State Energy Research & Development Authority, RB, VRDN, Consolidated Edison Co. of New York, Inc. Project, Series A (Scotia Bank LOC),
0.08%, 2/07/13		15,000	15,000,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC),
0.11%, 2/07/13		7,870	7,870,000
University of Texas, Refunding RB, VRDN, Permanent University Fund, Series A,
0.07%, 2/07/13		11,600	11,600,000

Total Municipal Bonds – 3.5%			216,474,000

US Government Sponsored Agency Obligations(b)
Federal Farm Credit Bank Variable Rate Notes,
0.15%, 11/08/13		75,000	74,994,247
Federal Farm Credit Banks,
0.17%, 8/06/13		25,000	25,002,447
Federal Home Loan Bank:
0.15%, 6/13/13		144,440	144,434,684
0.21%, 12/20/13		51,000	51,019,632

Total US Government Sponsored Agency Obligations – 4.7%			295,451,010

US Treasury Obligations
US Treasury Bills(c):
0.11%, 3/28/13		75,000	74,987,109
0.11%, 4/04/13	USD	50,000	49,990,356

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills(c) (concluded):
0.13%, 4/11/13	$140,000	$139,966,176
0.14%, 5/02/13	75,000	74,973,750
US Treasury Notes:
0.50%, 5/31/13	27,500	27,526,756
0.50%, 10/15/13	45,000	45,095,411

Total US Treasury Obligations – 6.6%		412,539,558

Repurchase Agreements
Barclays Capital, Inc., 0.91%, 5/06/13 (Purchased on 1/08/13 to be repurchased at $66,928,542, collateralized by various Corporate/Debt Obligations, 0.00% - 9.00% due 2/06/13 - 3/25/47, par and fair values of $714,017,398 and $58,580,326, respectively)	50,000	50,000,000
Credit Suisse, 0.23%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $50,000,319, collateralized by various US Governement Sponsored Agency Obligations, 0.00% - 99.99% due 10/25/17 - 12/16/52, par and fair values of $235,696,756 and $55,122,705, respectively)	50,000	50,000,000
Credit Suisse, 0.71%, 3/07/13 (Purchased on 1/31/13 to be repurchased at $25,017,257, collateralized by various Corporate/Debt Obligations, 0.26% - 6.81% due 10/10/14 - 3/12/51, par and fair values of $190,554,258 and $28,751,311, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $300,001,333, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.25% due 2/21/13 - 8/08/35, par and fair values of $300,829,000 and $306,001,499, respectively)	300,000	300,000,000
Deutsche Bank Securities, Inc., 0.26%, 2/01/13 (Purchased on 10/19/12 to be repurchased at $50,037,917, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 23.45% due 6/01/26 - 10/16/53, par and fair values of $121,062,144 and $52,253,798, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.50%, 2/01/13 (Purchased on 10/19/12 to be repurchased at $24,035,000, collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligations, 0.00% - 6.88% due 9/15/16 - 6/25/50, par and fair values of $422,769,925 and $28,157,014, respectively)	24,000	24,000,000
Deutsche Bank Securities, Inc., 0.50%, 2/07/13 (Purchased on 10/26/12 to be repurchased at $30,043,750 collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligations, 0.00% - 7.50% due 2/15/15 - 6/25/50, par and fair values of $92,488,337 and $34,860,562, respectively)	30,000	30,000,000
Goldman Sachs & Co., 0.15%, 2/01/13 (Purchased on 1/25/13 to be repurchased at $200,005,833 collateralized by various US Government Sponsored Agency Obligations, 3.00% - 4.50% due 12/20/41 - 11/20/42, par and fair values of $217,467,517 and $204,000,000, respectively)	200,000	200,000,000
Goldman Sachs & Co., 0.12%, 2/07/13 (Purchased on 1/31/13 to be repurchased at $25,000,083 collateralized by various US Government Sponsored Agency Obligations, 2.50% - 6.00% due 7/15/38 - 12/15/42, par and fair values of $32,992,459 and $25,500,000, respectively)	25,000	25,000,000
UBS Securities LLC, 0.34%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $100,000,944, collateralized by various Corporate/Debt Obligations, 0.00% - 12.50% due 2/15/15 - 5/15/33, par and fair values of $132,348,292 and $119,782,610, respectively)	100,000	100,000,000

Total Repurchase Agreements – 13.7%		854,000,000

Total Investments (Cost – $6,292,571,573*) – 100.9%		6,292,571,573
Liabilities in Excess of Other Assets – (0.9)%		(58,340,131)

Net Assets – 100.0%		$6,234,231,442

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	3

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	COP	Certificates of Participation
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$6,292,571,573	–	$6,292,571,573

[1]	See above Schedule of Investments for values in each security type.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (concluded)	Master Institutional Portfolio

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $32,507,281 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	5

Schedule of Investments January 31, 2013 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 1.4%
Alabama State Public School & College Authority, Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, Series MT-19 (Bank of America NA SBPA),
0.09%, 2/07/13(a)(b)(c)	$16,000	$16,000,000
Auburn University Alabama, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	20	20,000
Birmingham Alabama Commercial Development Authority, RIB Floater Trust, RB, VRDN, Series 4WX (Barclays Bank Plc SBPA),
0.13%, 2/07/13(b)	10,000	10,000,000

		26,020,000

Alaska – 0.3%
Alaska Student Loan Corp., Refunding RB, Mandatory Put Bonds, Education Loan, Senior, Series B-1, AMT (State Street Bank & Trust Co. LOC),
0.37%, 6/01/13(d)	5,900	5,900,000

Arizona – 0.4%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC),
0.10%, 2/07/13(b)	8,035	8,035,000

Arkansas – 1.4%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA),
0.18%, 2/07/13(b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA),
0.18%, 2/07/13(b)	14,285	14,285,000
City of Fort Smith, Refunding RB, Sales and Use Tax,
1.00%, 5/01/13	6,090	6,099,690

		25,249,690

California – 7.9%
California School Cash Reserve Program Authority, RAN:
Senior, Series A, 2.00%, 3/01/13	4,300	4,305,801
Series C, 2.00%, 2/01/13	10,300	10,300,000
City of Riverside California Water Revenue, Refunding RB, Mandatory Put Bonds, Series A,
0.15%, 5/01/13(d)	6,505	6,505,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, Series E-24 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.14%, 2/07/13(a)(b)(c)	11,435	11,435,000
San Bernardino County Housing Authority, Refunding RB, VRDN, M/F, Raintree Apartments, Series A (Freddie Mac LOC) (East West Bank LOC),
0.14%, 2/07/13(b)	5,845	5,845,000
State of California, GO, Refunding, VRDN, Series B-1 (Bank of America NA LOC),
0.10%, 2/07/13(b)	3,200	3,200,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	83,700	84,285,542
Series A-2, 2.50%, 6/20/13	19,000	19,149,247

		145,025,590

Colorado – 3.0%
Colorado Educational & Cultural Facilities Authority, RB, VRDN, Mesivta Greater L.A. (Deutsche Bank AG LOC),
0.09%, 2/07/13(b)	4,350	4,350,000
Colorado Health Facilities Authority, Refunding RB, VRDN, Catholic Health Initiatives, Series B-6 (JPMorgan Chase Bank NA LOC),
0.11%, 2/07/13(b)	11,000	11,000,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. SBPA),
0.13%, 2/07/13(b)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC),
0.16%, 2/07/13(b)	4,100	4,100,000

		54,690,000

District of Columbia – 0.8%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC) (Citibank NA SBPA),
0.11%, 2/07/13(b)	15,515	15,515,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida – 4.6%
Charlotte County, Refunding RB, VRDN, Series A (AGM) (Bank of America NA SBPA),
0.39%, 2/07/13(b)	$7,195	$7,195,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA SBPA),
0.11%, 2/07/13(b)	43,735	43,735,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank NA SBPA),
0.14%, 2/07/13(a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC),
0.10%, 2/07/13(b)	4,500	4,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	13,170	13,170,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Freddie Mac Guarantor),
0.13%, 2/07/13(b)	400	400,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle, Class A (BHAC) (Citibank NA SBPA),
0.15%, 2/07/13(b)	8,100	8,100,000

		85,600,000

Georgia – 0.8%
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC),
0.30%, 2/07/13(b)	7,235	7,235,000
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC),
0.10%, 2/07/13(b)	6,900	6,900,000

		14,135,000

Illinois – 1.6%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (Bank One NA LOC),
0.35%, 2/07/13(b)	1,200	1,200,000
Illinois Finance Authority, RB, VRDN, Rockford College Project (JPMorgan Chase Bank LOC),
0.50%, 2/07/13(b)	565	565,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-1115 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement),
0.14%, 2/07/13(a)(b)(c)	4,600	4,600,000
Regional Transportation Authority, Puttable Floating Option Tax-Exempt Receipts, RB, VRDN, FLOATS, Series MT-714 (Bank of America NA LOC),
0.09%, 2/07/13(a)(b)(c)	19,000	19,000,000
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A,
2.00%, 6/15/13	4,600	4,628,926
Will & Kendall Counties Community Consolidated School District 202 Plainfield, GO, Plainfield Community Consolidated School District 202, Series A (NPFGC),
5.00%, 7/01/13(e)	100	101,936

		30,095,862

Indiana – 1.3%
City of Lawrenceburg, Refunding RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC),
0.10%, 2/07/13(b)	2,000	2,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC),
0.13%, 2/07/13(b)	5,520	5,520,000
Indiana Finance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.10%, 2/07/13(a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae & Fannie Mae Guarantors) (JPMorgan Chase Bank SBPA),
0.16%, 2/07/13(b)(c)	6,480	6,480,000

		24,000,000

Iowa – 3.5%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC),
0.27%, 2/07/13(b)	63,600	63,600,000

Kansas – 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC),
0.15%, 2/07/13(b)	1,980	1,980,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas (concluded)

Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae, Fannie Mae and Freddie Mac Guarantors) (JPMorgan Chase Bank SBPA),

0.15%, 2/07/13(a)(b)(c)	$3,290	$3,290,000

		5,270,000

Kentucky – 0.7%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (US Bank NA LOC),
0.25%, 2/07/13(b)	2,345	2,345,000
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren Hospital (AGC) (Branch Banking & Trust SBPA),
0.39%, 2/07/13(b)	10,680	10,680,000

		13,025,000

Louisiana – 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT(b):
0.25%, 2/07/13	4,000	4,000,000
(BASF Aktiengesellschaft SBPA), 0.25%, 2/07/13	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project(b):
0.10%, 2/01/13	10,800	10,800,000
0.10%, 2/01/13	8,950	8,950,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	10,520	10,520,000

		44,270,000

Maryland – 4.3%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village, Inc. Project (Manufacturers & Traders LOC),
0.12%, 2/07/13(b)	26,825	26,825,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC)(b):
Conservit, Inc. Facility, 0.25%, 2/07/13	3,425	3,425,000
Homewood Williamsport Facility, 0.15%, 2/07/13	6,540	6,540,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA),
0.25%, 2/07/13(b)	1,966	1,966,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC),
0.30%, 2/07/13(b)	4,725	4,725,000
Maryland EDC, RB, VRDN, AMT, Gamse Lithographing Co. Facility (Manufacturers & Traders LOC),
0.25%, 2/07/13(b)	1,465	1,465,000
Maryland Industrial Development Financing Authority, RB, VRDN, Wexford Maryland Biopark 3 LLC Facility (Manufacturers & Traders LOC),
0.15%, 2/07/13(b)	35,000	35,000,000

		79,946,000

Massachusetts – 0.5%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A,
0.19%, 2/07/13(b)	4,550	4,550,000
Town of Bourne Massachusetts, GO, Refunding, Municipal Purpose Loan of 2012,
2.00%, 12/15/13	605	613,911
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2,
0.19%, 2/07/13(b)	4,040	4,040,000

		9,203,911

Michigan – 1.0%
Brighton Township Sanitation Sewer Drainage District, GO, Refunding, Sanitary Sewer Drainage District (NPFGC),
4.00%, 10/01/13	200	204,828
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC),
0.11%, 2/07/13(b)	1,675	1,675,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.16%, 2/07/13(b)(c)	1,400	1,400,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit,
0.19%, 2/07/13(b)	6,300	6,300,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN, Limited Obligation, L’Anse Warden Electric Co. LLC, AMT (Standard Chartered Bank LOC),
0.37%, 2/07/13(b)	$7,200	$7,200,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (LaSalle Bank NA LOC),
0.54%, 2/07/13(b)	2,080	2,080,000

		18,859,828

Minnesota – 0.3%
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.10%, 2/07/13(a)(b)(c)	4,700	4,700,000

Mississippi – 2.3%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc., Project, Series C,
0.10%, 2/01/13(b)	17,170	17,170,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. SBPA),
0.10%, 2/07/13(b)	25,270	25,270,000

		42,440,000

Missouri – 0.4%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.25%, 2/07/13(b)	8,000	8,000,000

Multi-State – 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV LOC, Rabobank Nederland NV SBPA),
0.19%, 2/07/13(a)(b)(c)	4,720	4,720,000

Nebraska – 1.3%
City of Lincoln Nebraska, RB, VRDN, Eclipse Funding Trust, Series 2007- 0043, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.10%, 2/07/13(b)	23,155	23,155,000

Nevada – 3.1%
County of Clark Nevada, ARB, Junior Sub-Series A-2,
2.00%, 7/01/13	18,100	18,222,399
County of Clark Nevada, Refunding ARB, RAN, Junior Sub-Series A, AMT,
2.00%, 7/01/13	24,500	24,658,509
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC),
0.10%, 2/07/13	1,900	1,900,000
Director of the State of Nevada Department of Business & Industry, RB, VRDN, Republic Services, Inc. Project (Bank of America NA LOC), AMT,
0.14%, 2/07/13(b)	13,000	13,000,000

		57,780,908

New Hampshire – 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC),
0.24%, 2/07/13(b)	2,520	2,520,000

New Jersey – 6.3%
Gloucester County, GO, BAN, Series A,
1.00%, 9/25/13	3,900	3,918,863
Morris County, GO, Series B,
1.00%, 12/15/13	915	920,945
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement),
0.10%, 2/07/13(b)(c)	11,000	11,000,000
State of New Jersey, Refunding RB, Trans, Series C,
2.50%, 6/27/13	100,000	100,862,000

		116,701,808

New York – 6.8%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC) (Citibank NA SBPA),
0.13%, 2/07/13(b)	7,000	7,000,000
New York City Housing Development Corp., RB, VRDN, ROCS, Series II-R-13100 (Citibank NA SBPA),
0.12%, 2/07/13(a)(b)(c)	2,655	2,655,000
New York City Industrial Development Agency, RB, VRDN, 1997 Korean Airlines Co. Ltd. Project (Kookman Bank LOC), AMT(b):
Series A, 0.29%, 2/07/13	8,600	8,600,000
Series B, 0.29%, 2/07/13	12,600	12,600,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, FLOATS, Series 2843 (Morgan Stanley Bank SBPA),
0.13%, 2/07/13(b)(c)	24,565	24,565,000
New York State Dormitory Authority, Refunding RB, School District Financing Program, Series G,
2.00%, 4/01/13	2,930	2,938,189

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State HFA, RB, VRDN, 388 Bridge St. Housing, Series A (Manufacturers & Traders LOC),
0.10%, 2/07/13(b)	$5,000	$5,000,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA),
0.15%, 2/07/13(a)(b)(c)	47,990	47,990,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series C (JPMorgan Chase Bank NA SBPA),
0.09%, 2/07/13(b)	3,135	3,135,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC),
0.15%, 2/07/13(b)	11,015	11,015,000

		125,498,189

North Carolina – 1.7%

Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty Agreement),

0.10%, 2/07/13(a)(b)(c)	6,195	6,195,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009,
0.20%, 2/07/13(b)	4,275	4,275,000
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Window, Series D,
0.20%, 2/07/13(b)	8,375	8,375,000
Guilford County Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC),
0.35%, 2/07/13(b)	1,900	1,900,000
Mecklenburg County, Refunding RB, COP, Series A,
0.14%, 2/07/13(d)(f)	3,850	3,850,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC),
0.10%, 2/07/13(b)	4,515	4,515,000
North Carolina Medical Care Commission, RB, VRDN, Moses Cone Health System, Series B (BMO Harris Bank NA SBPA),
0.10%, 2/01/13(b)	1,775	1,775,000

		30,885,000

Ohio – 2.4%
City of Willoughby Ohio, GO, BAN, Riverside Commons Improvement,
1.00%, 8/09/13	3,125	3,136,521
Columbus City School District, GO, Refunding, School Facilities Construction & Improvements (NPFGC),
5.00%, 6/01/13(e)	1,000	1,015,796
County of Lucas Ohio, GO, Refunding, BAN,
1.00%, 7/18/13	1,450	1,454,160
County of Trumbull Ohio, Refunding RB, VRDN, Shepherd (Manufacturers & Traders LOC, Manufacturers & Traders SBPA),
0.12%, 2/07/13(b)	8,125	8,125,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SBPA),
0.09%, 2/01/13(b)	1,200	1,200,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	5,665	5,665,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	14,995	14,995,000
State of Ohio, Refunding, BAN:
Development Assistance, Series A, 0.35%, 5/30/13	4,600	4,600,000
Revitalization Project, Series A, 0.35%, 5/30/13	3,650	3,650,000
State of Ohio, GO, Series K,
5.00%, 8/01/13(g)	500	511,761

		44,353,238

Pennsylvania – 6.8%
Emmaus General Authority, RB, VRDN (Wells Fargo Bank NA SBPA),
0.23%, 2/07/13(b)	85,190	85,190,000
Northampton County General Purpose Authority, RB, VRDN, Lehigh University,
0.09%, 2/07/13(b)	2,200	2,200,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT,
0.20%, 2/07/13(b)	15,800	15,800,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC),
0.15%, 2/07/13(b)	21,800	21,800,000

		124,990,000

Rhode Island – 0.1%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC),
0.24%, 2/07/13(b)	2,420	2,420,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina – 1.0%
Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DBE-1141 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement),
0.15%, 2/07/13(a)(b)(c)	$3,000	$3,000,000
Richland County School District No 1, GO,
1.00%, 3/01/13	2,900	2,901,712
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (NPFGC) (Citibank NA SBPA),
0.11%, 2/07/13(b)	13,150	13,150,000

		19,051,712

Tennessee – 2.5%
Memphis Tennessee IAM Commercial Paper, Series A,
0.18%, 5/03/13	15,000	15,000,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. SBPA),
0.10%, 2/07/13(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension,
0.19%, 2/07/13(b)	18,355	18,355,000

		46,150,000

Texas – 16.9%
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT(b):
0.25%, 2/07/13	24,500	24,500,000
Multi-Mode, 0.25%, 2/07/13	20,000	20,000,000
City of Dallas, GO, Equipment Acquisition,
5.00%, 8/15/13	200	205,021
City of San Antonio Texas, Refunding RB, Airport System (AGM),
6.00%, 7/01/13	2,295	2,348,580
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (Citibank NA SBPA),
0.10%, 2/07/13(b)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA),
0.13%, 2/07/13(b)	10,360	10,360,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Hermann Health, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA),
0.10%, 2/07/13(a)(b)(c)	17,000	17,000,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, St. Lukes Episcopal, Class A (JPMorgan Chase Bank SBPA) (US Bank NA SBPA),
0.11%, 2/07/13(b)	7,590	7,590,000
Harris County Transit Authority Sales & Use Tax, Refunding RB, VRDN, Series A (Deutsche Bank AG SBPA),
0.14%, 2/07/13(a)(c)	6,660	6,660,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Certificates, Series 51-C (PSF-GTD) (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Series D,
0.13%, 3/11/13	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT,
0.11%, 2/07/13(b)	13,250	13,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA),
0.15%, 2/07/13(a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT(b):
BASF Corp. Project, Series A, 0.25%, 2/07/13	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.17%, 2/07/13	10,000	10,000,000
Total Petrochemicals Project, 0.17%, 2/07/13	50,000	50,000,000
Port of Port of Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project,
0.13%, 2/07/13(b)	8,200	8,200,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA),
0.13%, 2/07/13(a)(b)(c)	3,000	3,000,000
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 0090, Class A (Citibank NA SBPA),
0.10%, 2/07/13(b)	29,195	29,195,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project,
0.12%, 2/07/13(b)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	6,030	6,030,000

6	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC),
0.15%, 2/07/13(b)	$2,370	$2,370,000
Waco Educational Finance Corp., Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Baylor University, Series 5C (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty Agreement),
0.10%, 2/07/13(a)(b)(c)	12,495	12,495,000

		312,043,601

Virginia – 0.7%
Fairfax County IDA, Refunding RB, VRDN(b):
Inova Health System Project, Series C, 0.18%, 2/07/13	7,500	7,500,000
Inova Health System Project, Series C-1 (JPMorgan Chase Bank SBPA), 0.12%, 2/01/13	100	100,000
Loudoun County IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F,
0.08%, 2/07/13(b)	300	300,000
Richmond Virginia Public Utility Revenue, RB, VRDN, ROCS, Series RR II R-10410 (FSA) (Citibank NA SBPA),
0.12%, 2/07/13(a)(b)(c)	150	150,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC),
0.17%, 2/07/13(b)	1,440	1,440,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA),
0.15%, 2/07/13(b)	3,470	3,470,000
Virginia Public Building Authority, Refunding RB, Series D,
5.00%, 8/01/13	700	716,438

		13,676,438

Washington – 2.3%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA),
0.10%, 2/07/13(b)	11,360	11,360,000
City of Everett Washington, Refunding RB, Water & Sewer,
3.00%, 12/01/13(f)	700	715,316
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA),
0.10%, 2/07/13(a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (NPFGC) (JPMorgan Chase Bank SBPA),
0.11%, 2/07/13(b)(c)	10,055	10,055,000
State of Washington District Project, FYI Properties Lease, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA),
0.13%, 2/07/13(a)(b)(c)	11,320	11,320,000

		43,180,316

West Virginia – 0.3%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC),
0.11%, 2/07/13(b)	5,500	5,500,000

Wisconsin – 7.4%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC),
0.16%, 2/07/13(b)	9,755	9,755,000
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.19%, 3/18/13	13,000	13,000,000
0.26%, 2/06/13	26,000	26,000,000
State of Wisconsin, ECN, TECP:
0.14%, 2/13/13	5,000	5,000,000
0.19%, 3/18/13	52,000	52,000,000
0.22%, 4/01/13	15,000	15,000,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA),
0.20%, 2/07/13(b)	16,700	16,700,000

		137,455,000

Wyoming – 0.7%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC),
0.20%, 2/07/13(b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT Cheyenne Power Co. Project (Wells Fargo Bank NA LOC)(b):
Series A, 0.15%, 2/07/13	5,000	5,000,000
Series B, 0.15%, 2/07/13	3,500	3,500,000

		13,100,000

Total Investments (Cost – $1,846,762,091*) – 99.9%		1,846,762,091
Other Assets Less Liabilities – 0.1%		1,643,690

Net Assets – 100.0%		$1,848,405,781

*	Cost for federal income tax purposes.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$715,316	—
Wells Fargo Bank NA	$3,850,000	—

(g)	Security is collateralized by Municipal or US Treasury obligations.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BAN	Bond Anticipation Notes
	BHAC	Berkshire Hathaway Assurance Corp.
	COP	Certificates of Participation
	DRIVERS	Derivative Inverse Tax-Exempt Receipts
	ECN	Extendible Commercial Note
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	Fannie Mae	Federal National Mortgage Association
	FLOATS	Floating Rate Securities
	Freddie Mac	Federal Home Loan Bank
	FSA	Financial Security Assurance, Inc.
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	HDA	Housing Development Authority
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	IDRB	Industrial Development Revenue Bonds
	LIFERS	Long Inverse Floating Exempt Receipts
	LOC	Letter of Credit
	M/F	Multi-Family
	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	PUTTERS	Puttable Tax-Exempt Receipts
	RAN	Revenue Anticipation Notes
	RB	Revenue Bonds
	RIB	Residual Interest Bonds
	ROCS	Reset Option Certificates
	SBPA	Stand-by Bond Purchase Agreements
	SPEARS	Short Puttable Exempt Adjustable Receipts
	TECP	Tax-Exempt Commercial Paper
	VRDN	Variable Rate Demand Notes

8	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,846,762,091	–	$1,846,762,091

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $62,044 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	9

Schedule of Investments January 31, 2013 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro – 3.8%
Bank of Tokyo-Mitsubishi UFJ Ltd., Sydney,
0.29%, 4/08/13(a)	$40,000	$39,978,749
Mitsubishi UFJ Trust and Banking Corp.,
0.28%, 4/15/13(a)	50,000	49,971,125
National Australia Bank Ltd.:
0.26%, 5/09/13	100,000	100,000,000
London, 0.44%, 4/10/13	87,000	87,000,000
London, 0.31%, 10/21/13	45,000	45,000,000

		321,949,874

Yankee(b) – 34.7%
Bank of Montreal, Chicago(c):
0.43%, 7/17/13	64,000	64,000,000
0.37%, 1/10/14	55,000	55,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13(c)	85,000	85,000,000
0.31%, 6/17/13(c)	63,000	63,000,000
0.27%, 10/10/13	85,000	85,000,000
0.34%, 10/16/13(c)	66,000	65,996,470
0.36%, 1/02/14(c)	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.49%, 2/19/13	55,000	55,000,000
0.39%, 4/16/13	60,000	60,000,000
0.34%, 4/22/13	25,000	25,000,000
BNP Paribas, NY,
0.32%, 3/11/13	75,000	75,000,000
Canadian Imperial Bank of Commerce, NY(c):
0.34%, 9/25/13	81,000	81,000,000
0.36%, 11/18/13	65,000	65,000,000
0.32%, 1/08/14	144,000	144,000,000
0.31%, 2/04/14	50,000	50,000,000
Credit Agricole Corp.,
0.31%, 2/04/13	175,000	175,001,458
Credit Industriel et Commercial, NY,
0.45%, 3/07/13	60,000	60,000,000
Deutsche Bank AG, NY,
0.30%, 5/28/13	65,000	65,000,000
DnB Bank ASA, NY,
0.28%, 7/19/13	30,000	30,000,000
Mitsubishi UFJ Trust and Banking Corp.:
0.46%, 2/28/13	30,000	30,000,000
0.33%, 5/15/13(c)	100,000	100,000,000
National Australia Bank Ltd., London,
0.28%, 8/07/13	100,000	100,000,000
National Australia Bank Ltd., NY,
1.50%, 1/30/14	10,000	10,116,386
Natixis,
0.18%, 2/01/13	289,000	289,000,000
Nordea Bank Finland Plc, NY,
0.28%, 7/17/13	23,420	23,419,466
Rabobank Nederland NV, NY:
0.41%, 3/13/13(c)	75,000	75,000,000
0.42%, 10/29/13(c)	72,500	72,500,000
0.39%, 1/17/14	70,000	70,000,000
Rabobank Nederland, NY,
0.42%, 6/18/13	59,000	59,000,000
Royal Bank of Canada, NY,
0.42%, 4/02/13(c)	108,500	108,500,000
Skandinaviska Enskilda Banken, NY:
0.31%, 3/28/13	30,000	30,000,000
0.29%, 7/01/13	40,000	40,000,000
Societe Generale, NY:
1.31%, 2/22/13	24,500	24,511,503
0.41%, 3/04/13	140,000	140,000,000
0.31%, 5/02/13	59,000	59,000,000
Sumitomo Mitsui Banking Corp., NY,
0.32%, 2/01/13	60,000	60,000,000
Svenska Handelsbanken,
0.31%, 6/05/13	55,000	55,001,891
Toronto - Dominion Bank, NY:
0.30%, 7/23/13	100,000	100,000,000
0.30%, 10/21/13(c)	40,000	40,000,000
Westpac Banking Corp., NY:
0.41%, 5/07/13	65,000	65,000,000
0.43%, 6/05/13	50,000	50,000,000
1.06%, 7/10/13(c)	25,000	25,081,877

		2,964,129,051

Total Certificates of Deposit – 38.5%		3,286,078,925

Commercial Paper
Antalis US Funding Corp(a):
0.48%, 2/01/13	35,000	35,000,000
0.35%, 5/03/13	26,600	26,576,466
Atlantis One Funding Corp.,
0.47%, 3/07/13(a)	100,000	99,955,611
Australia & New Zealand Banking Group Ltd.:
0.25%, 7/15/13	100,000	100,000,000
0.24%, 7/24/13(a)	100,000	99,997,610
0.37%, 1/17/14(c)	70,000	70,000,000
Barton Capital LLC,
0.30%, 4/26/13(a)	25,000	24,982,500
BNP Paribas Finance, Inc.(a):
0.33%, 5/06/13	35,000	34,969,842
0.31%, 5/08/13	42,000	41,965,280
BNZ International Funding Ltd.,
0.28%, 7/12/13(a)	35,000	34,956,172
CAFCO LLC,
0.31%, 2/27/13(a)	91,551	91,530,503
Cancara Asset Securitisation LLC,
0.22%, 2/06/13(a)	85,000	84,997,403
CHARTA LLC(a):
0.30%, 2/01/13	50,000	50,000,000
0.35%, 2/06/13	23,000	22,998,882
0.35%, 2/20/13	75,000	74,986,146
0.26%, 3/07/13	43,152	43,141,404
CIESCO LLC,
0.30%, 3/14/13(a)	27,000	26,990,775
Commonwealth Bank of Australia:
0.36%, 11/01/13	41,000	41,000,000
0.37%, 11/08/13(a)	35,000	34,997,263

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
CPPIB Capital, Inc.,
0.30%, 1/16/14(a)	$50,000	$49,854,583
Deutsche Bank Financial LLC,
0.19%, 2/19/13(a)	100,000	99,990,500
Erste Abwicklungsanstalt(a):
0.60%, 4/10/13	100,000	99,886,667
0.40%, 6/21/13	27,000	26,958,000
0.53%, 7/02/13	20,000	19,955,539
0.40%, 10/11/13	50,000	49,860,000
0.45%, 11/29/13	25,000	24,905,937
Gemini Securitization Corp. LLC,
0.50%, 4/16/13(a)	25,000	24,974,306
General Electric Capital Corp.,
0.31%, 3/04/13(a)	71,000	70,981,047
GOVCO LLC,
0.29%, 2/26/13(a)	45,000	44,990,938
HSBC Bank Plc,
0.66%, 4/25/13(a)	43,000	42,934,965
ING (US) Funding LLC,
0.37%, 6/06/13(a)	42,500	42,446,137
Kells Funding LLC:
0.54%, 2/04/13(a)	75,000	74,996,625
0.31%, 5/31/13	27,000	27,000,000
0.28%, 11/04/13	40,000	40,000,000
Matchpoint Master Trust,
0.32%, 2/27/13(a)	35,000	34,991,911
Mizuho Funding LLC,
0.28%, 3/05/13(a)	75,000	74,981,333
Mont Blance Capital Corp.,
0.30%, 5/21/13(a)	49,979	49,933,602
Netherlands Government Bond(a):
0.26%, 2/15/13	80,000	79,991,913
0.26%, 3/15/13	65,000	64,980,292
Nieuw Amsterdam Receivables Corp.,
0.24%, 5/08/13(a)	125,000	124,920,000
Nordea North America, Inc.(a):
0.28%, 7/15/13	24,420	24,388,851
0.28%, 7/16/13	24,420	24,388,661
NRW.Bank,
0.17%, 2/07/13(a)	75,000	74,997,875
Scaldis Capital LLC(a):
0.22%, 2/15/13	50,000	49,995,722
0.28%, 4/18/13	50,000	49,970,444
Societe Generale North America, Inc.,
0.40%, 3/05/13(a)	57,000	56,979,733
Sweden Government Bond,
0.20%, 2/08/13(a)	25,000	24,999,028
Westpac Banking Corp.(a):
0.50%, 4/02/13	30,000	29,975,000
0.38%, 11/29/13	25,000	24,999,957

Total Commercial Paper – 30.1%		2,569,275,423

Corporate Notes
Commonwealth Bank of Australia(c):
1.01%, 8/07/13	20,000	20,076,020
0.75%, 10/28/13	36,600	36,723,068
Credit Suisse,
5.00%, 5/15/13	33,145	33,580,066
HSBC Bank Plc,
1.63%, 8/12/13	108,960	109,666,600
JPMorgan Chase Bank NA,
0.37%, 5/17/13(c)	129,905	129,905,000
National Australia Bank Ltd.,
1.01%, 11/08/13(c)	25,500	25,635,955
Rabobank Nederland N.V., New York,
1.85%, 1/10/14	40,000	40,522,196
Westpac Banking Corp.(c):
0.86%, 8/23/13	55,000	55,150,605
0.68%, 9/16/13	83,500	83,674,387

Total Corporate Notes – 6.3%		534,933,897

Municipal Bonds(d)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B,
0.15%, 12/01/42	23,800	23,800,000
Denver Public School Colorado, Refunding COP, VRDN, Series A-4 (AGM) (Bank of Canada LOC),
0.16%, 12/15/37	53,000	53,000,000
JPMorgan Chase Putters/ Drivers Trust, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA),
0.12%, 8/30/13(e)	40,000	40,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products Chemicals Project, Series B,
0.09%, 12/01/43	24,400	24,400,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA),
0.07%, 11/01/22	32,490	32,490,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC),
0.08%, 7/01/31	7,000	7,000,000
New York State HFA, HRB, VRDN, 160th W 62nd Street, Series B (Wells Fargo Bank NA LOC),
0.14%, 11/01/44	4,000	4,000,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank NA LOC),
0.10%, 7/01/26	11,495	11,495,000
State of California, GO, Refunding, VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA SBPA),
0.14%, 4/01/38	39,295	39,294,500
State of Texas, GO, VRDN, Veterans Housing Assistance, Series A-2 (JPMorgan Chase Bank NA SBPA),
0.15%, 12/01/29	2,200	2,200,000

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds(d)	Par (000)	Value
State of Texas, Refunding, GO, VRDN, Veterans, Series B (Sumitomo Mitsui Banking Corp. SBPA),
0.20%, 12/01/31	$4,555	$4,555,000
Timber Ridge Colorado Affordable Housing Corp., RB, VRDN (US Bank NA LOC),
0.19%, 12/01/32	5,175	5,175,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC),
0.11%, 11/15/41	11,760	11,760,000
University of Texas, Permanent University Fund, RB, VRDN, System, Series A,
0.07%, 7/01/38	17,500	17,500,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA),
0.18%, 9/01/37	2,895	2,895,000

Total Municipal Bonds – 3.3%		279,564,500

US Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes, 0.15%, 11/08/13(c)	65,000	64,995,014

Total US Government Sponsored Agency Obligations – 0.7%		64,995,014

US Treasury Obligations
US Treasury Bills(a):
0.11% - 0.18%, 4/04/13	140,000	139,966,235
0.12% - 0.13%, 4/11/13	185,000	184,957,186
0.18%, 5/02/13	50,000	49,978,438
0.19%, 5/30/13	40,000	39,975,351
0.14%, 6/06/13	10,000	9,995,313
US Treasury Notes:
0.63%, 4/30/13	12,500	12,513,609
0.50%, 5/31/13	135,000	135,139,294
0.13%, 9/30/13	77,250	77,218,621
0.50%, 10/15/13	55,000	55,116,614
0.50%, 11/15/13	60,000	60,150,146

Total US Treasury Obligations – 8.9%		765,010,807

Repurchase Agreements
Barclays Capital, Inc., 0.41%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $30,000,342 collaterized by various Corporate/Debt and Municipal Obligations, 0.00% - 7.06% due 1/01/14 - 1/04/57, par and fair values of $31,434,315 and $32,100,000 respectively)	30,000	30,000,000
Citigroup Global Markets, Inc., 0.41%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $149,501,703 collaterized by various Corporate/Debt Obligations, 0.00% - 5.96% due 12/15/15 - 8/10/49, par and fair values of $236,588,862 and $159,283,809 respectively)	149,500	149,500,000
Citigroup Global Markets, Inc., 0.67%, 3/07/13 (Purchased on 1/31/13 to be repurchased at $114,572,453 collaterized by various Corporate/Debt Obligations, 0.00% - 7.45% due 8/15/16 - 12/12/49, par and fair values of $596,028,912 and $123,041,402 respectively)	114,500	114,500,000
Credit Suisse, 0.23%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $50,000,319, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 100.00% due 12/25/13 - 1/25/43, par and fair values of $582,296,789 and $53,500,556, respectively)	50,000	50,000,000
Credit Suisse, 0.71%, 3/07/13 (Purchased on 1/31/13 to be repurchased at $40,026,822 collaterized by various Corporate/Debt Obligations, 0.26% - 7.20% due 1/10/16 - 3/12/51, par and fair values of $136,318,883 and $46,000,009 respectively)	40,000	40,000,000
Deutsche Bank Securities, Inc., 0.16%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $25,000,111, collateralized by US Government Sponsored Agency Obligations, 0.50% due 5/27/15, par and fair values of $25,395,000 and $25,500,615, respectively)	25,000	25,000,000

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	3

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.26%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $75,000,542, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 23.93% due 3/01/13 - 1/20/61, par and fair values of $813,015,675 and $77,891,830, respectively)	$75,000	$75,000,000
Deutsche Bank Securities, Inc., 0.50%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $38,556,146 collaterized by various Corporate/Debt and various US Government Sponsored Agency Obligations, 0.00% - 6.88% due 11/15/15 - 3/14/51, par and fair values of $76,094,571 and $45,050,931 respectively)	38,500	38,500,000
Deutsche Bank Securities, Inc., 0.50%, 2/07/13 (Purchased on 10/26/12 to be repurchased at $40,057,778 collaterized by various Corporate/Debt and various US Government Sponsored Agency Obligations, 0.00% - 9.87% due 2/15/15 - 3/14/51, par and fair values of $220,005,069 and $47,396,669 respectively)	40,000	40,000,000
Goldman Sachs & Co., 0.15%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $250,007,292, collateralized by various US Government Sponsored Agency Obligations, 2.27% - 9.00% due 6/01/19 - 2/01/50, par and fair values of $906,053,904 and $257,500,000, respectively)	250,000	250,000,000
Goldman Sachs & Co., 0.12%, 2/07/13 (Purchased on 1/31/13 to be repurchased at $25,000,583, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 5.50% due 9/15/27 - 11/20/42, par and fair values of $25,915,308 and $25,500,000, respectively)	25,000	25,000,000
JPMorgan Securities, Inc., 0.56%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $15,000,233 collaterized by various Corporate/Debt Obligations, 7.63% - 11.75% due 4/15/18 - 9/01/21, par and fair values of $17,714,000 and $16,051,456 respectively)	15,000	15,000,000
JPMorgan Securities, Inc., 0.63%, 3/19/13 (Purchased on 1/31/13 to be repurchased at $30,024,675 collaterized by Corporate/Debt Obligations, 1.66% due 2/15/15, par and fair values of $32,085,000 and $32,101,550 respectively)	30,000	30,000,000
Mizuho Securities USA, 0.17%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $239,001,129 collaterized by various US Treasury Notes, 2.00% - 4.50% due 2/15/16 - 4/30/16, par and fair values of $226,723,000 and $243,780,073 respectively)	239,000	239,000,000
Mizuho Securities USA, 0.76%, 2/01/13 (Purchased on 1/31/13 to be repurchased at $75,001,583 collaterized by various Corporate/Debt and various US Government Sponsored Agency Obligations, 0.00% - 7.08% due 2/20/18 - 1/25/42, par and fair values of $1,879,811,367 and $81,767,290 respectively)	75,000	75,000,000

Total Repurchase Agreements – 14.0%		1,196,500,000

Total Investments (Cost – $8,696,358,566*) – 101.8%		8,696,358,566
Liabilities in Excess of Other Assets – (1.8)%		(152,872,277)

Net Assets – 100.0%		$8,543,486,289

*	Cost for federal income tax purposes.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

Notes to Schedule of Investments

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	COP	Certificates of Participation
	DRIVERS	Derivative Inverse Tax-Exempt Receipts
	FLOATS	Floating Rate Securities
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	PUTTERS	Puttable Tax-Exempt Receipts
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$8,696,358,566	–	$8,696,358,566

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, cash of $541,174 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal controls over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 26, 2013